SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Revenue	$ 724,455	$ 756,872	$ 799,411	$ 742,249	$ 765,251	$ 714,470	$ 680,612	$ 640,600	$ 3,022,987	$ 2,800,933	$ 2,059,444
Accounts receivable	207,408				229,830				207,408	229,830
Google Inc.
Revenue, Major Customer [Line Items]
Revenue									1,500,000	1,400,000	970,400
Accounts receivable	$ 112,300				$ 125,300				$ 112,300	$ 125,300